Consolidated Statements Of Stockholders' Equity (JPY ¥) In Millions, unless otherwise specified	Total	Total Shares Of Common Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Shares Of Treasury Stock [Member]
Balance at beginning of year at Mar. 31, 2009	¥ 163,616	¥ 32,363	¥ 40,320	¥ 194,848	¥ (14,587)	¥ (89,328)
Changes in the year
Net income (loss)	(11,454)			(11,454)
Other comprehensive income (loss), net of tax	(272)				(272)
Cash dividends	(1,787)			(1,787)
Stock option	143		143
Purchases of treasury stock	(4)					(4)
Sale of treasury stock	0			(1)		1
Total changes in the year	(13,374)			(13,242)		(3)
Balance at end of year at Mar. 31, 2010	150,242	32,363	40,463	181,606	(14,859)	(89,331)
Changes in the year
Net income (loss)	3,163			3,163
Other comprehensive income (loss), net of tax	(3,411)				(3,411)
Cash dividends	(1,760)			(1,760)
Stock option	165		165
Purchases of treasury stock	(10,267)					(10,267)
Sale of treasury stock	0			0		0
Total changes in the year	(12,110)			1,403		(10,267)
Balance at end of year at Mar. 31, 2011	138,132	32,363	40,628	183,009	(18,270)	(99,598)
Changes in the year
Net income (loss)	(2,195)			(2,195)
Other comprehensive income (loss), net of tax	(4,304)				(4,304)
Cash dividends	(1,733)			(1,733)
Stock option	1,652		1,652
Purchases of treasury stock	(1)					(1)
Sale of treasury stock	1			0		1
Total changes in the year	(6,580)			(3,928)		0
Balance at end of year at Mar. 31, 2012	¥ 131,552	¥ 32,363	¥ 42,280	¥ 179,081	¥ (22,574)	¥ (99,598)